Shareholders' Equity	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Shareholders' Equity
Shareholders’ Equity

Preferred Stock

The following table presents a summary of the non-cumulative perpetual preferred stock as of December 31, 2016:

Preferred Stock Issue	Issuance Date	Earliest Redemption Date	Liquidation Amount	Carrying Amount	Dividend Rate
			(Dollars in millions)
Series D	5/1/2012	5/1/2017	$575	$559	5.850%
Series E	7/31/2012	8/1/2017	1,150	1,120	5.625
Series F	10/31/2012	11/1/2017	450	437	5.200
Series G	5/1/2013	6/1/2018	500	487	5.200
Series H	3/9/2016	6/1/2021	465	450	5.625
			$3,140	$3,053

Dividends on the preferred stock, if declared, accrue and are payable quarterly, in arrears. For each issuance, BB&T issued depositary shares, each of which represents a fractional ownership interest in a share of the Company’s preferred stock. The preferred stock has no stated maturity and redemption is solely at the option of the Company in whole, but not in part, upon the occurrence of a regulatory capital treatment event, as defined. In addition, the preferred stock may be redeemed in whole or in part, on any dividend payment date after five years from the date of issuance. Under current rules, any redemption of the preferred stock is subject to prior approval of the FRB. The preferred stock is not subject to any sinking fund or other obligations of the Company.

Equity-Based Compensation Plans

At December 31, 2016, options, restricted shares and RSUs were outstanding from equity-based compensation plans that have been approved by shareholders and plans assumed from acquired entities. Those plans are intended to assist the Company in recruiting and retaining employees, directors and independent contractors and to associate the interests of eligible participants with those of BB&T and its shareholders.

The majority of outstanding awards and awards available to be issued relate to plans that allow for accelerated vesting of awards for holders who retire and have met all retirement eligibility requirements or in connection with certain other events. Until vested, certain of these awards are subject to forfeiture under specified circumstances.

The following table provides a summary of the equity-based compensation plans:

	December 31, 2016
Shares available for future grants (in thousands)	16,627

Vesting period, awards granted prior to 2010	5.0	yrs
Vesting period, awards granted after 2009 (minimum years)	1.0
Vesting period, awards granted after 2009 (maximum years)	5.0
Option term	10.0

The fair value of RSUs is based on the common stock price on the grant date less the present value of expected dividends that will be foregone during the vesting period. The fair value of options is measured on the grant date using the Black-Scholes option-pricing model. Substantially all awards are granted in February of each year. Grants to non-executive employees primarily consist of RSUs.

A summary of selected data related to equity-based compensation costs follows:

	Year Ended December 31,
	2016	2015	2014
	(Dollars in millions)
Equity-based compensation expense	$115	$106	$102
Income tax benefit from equity-based compensation expense	43	40	39
Intrinsic value of options exercised and RSUs that vested during the year	159	170	280
Grant date fair value of equity-based awards that vested during the year	98	115	113

		December 31,
		2016	2015
		(Dollars in millions)
Unrecognized compensation cost related to equity-based awards		$109	$103
Weighted-average life over which compensation cost is expected to be recognized (years)		2.3	2.2

The following tables present the activity during 2016 related to equity-based compensation awards:

	Options	Wtd. Avg. Exercise Price Per Share	Aggregate Intrinsic Value	Wtd. Avg. Remaining Contractual Life
	(Dollars in millions, except per share data, shares in thousands)
Outstanding at January 1, 2016	20,577	$34.89
Replacement awards granted in connection with acquisitions	566	36.12
Granted	610	32.10
Exercised	(7,101)	34.87
Forfeited or expired	(2,856)	40.64
Outstanding at December 31, 2016	11,796	33.42	$166	3.47	yrs
Exercisable at December 31, 2016	11,023	33.36	156	3.11
Exercisable and expected to vest at December 31, 2016	11,755	33.42	166	3.46

	Restricted Shares/Units	Wtd. Avg. Grant Date Fair Value
	(Shares in thousands)
Nonvested at January 1, 2016	11,824	$29.81
Granted	5,235	27.49
Vested	(3,150)	27.76
Forfeited	(393)	29.74
Nonvested at December 31, 2016	13,516	29.39
Expected to vest at December 31, 2016	12,384	29.39

Share Repurchase Activity

During 2016, the Company repurchased $320 million shares of common stock, which represented 8.4 million shares, through open market purchases. In addition, the Company commenced a $200 million accelerated share repurchase program, which resulted in the retirement of 3.4 million shares during the fourth quarter of 2016 and concluded in January 2017 with approximately 910,000 additional shares being retired. The conclusion of the program in January does not impact shareholders' equity as the full cost was recognized in the fourth quarter. These repurchases were made pursuant to the 2015 Repurchase Plan, and the repurchased shares revert to the status of authorized and unissued shares upon repurchase. At December 31, 2016, BB&T had remaining authorization to repurchase up to 38.2 million shares of common stock under the 2015 Repurchase Plan. No shares of common stock were repurchased pursuant to repurchase plans during 2015 or 2014.